Cash and cash equivalents (Tables)	12 Months Ended
Sep. 30, 2021
Summary of Cash and Cash Equivalents
	September 30,	September 30,
	2021	2020
	($)	($)
Cash and cash equivalents consist of:
Cash at bank	5,905,480	37,539
Guaranteed Investment Certificates	4,000,000	-
Total	9,905,480	37,539